Inventory - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw Materials	$ 6,641,000	$ 7,306,000	$ 6,318,000
Work In Progress	19,815,000	17,072,000	13,028,000
Semi-Finished Goods	9,503,000	9,206,000	8,805,000
Final-Finished Goods	740,000	677,000	660,000
Total Inventory	$ 36,699,000	$ 34,261,000	$ 28,811,000